BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Ordinary shares subject to possible redemption	27,600,000	27,600,000
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred shares, shares Issued	0	0
Preferred shares, shares outstanding	0	0
Class A Common Stock
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption	27,600,000	27,600,000
Ordinary shares, redemption price per share	$ 10.00	$ 10.00
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000	200,000,000
Common shares, shares issued	0	0
Common shares, shares outstanding	0	0
Class B common stock
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000
Common shares, shares issued	6,900,000	6,900,000
Common shares, shares outstanding	6,900,000	6,900,000